Short-Term Investments (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Short-Term Investments (Details) [Line Items]
Short term investment	¥ 4,080,000	¥ 11,430,000	$ 591,544
Investment income	¥ 603,058	¥ 569,737
Minimum [Member]
Short-Term Investments (Details) [Line Items]
Investment rate of return	2.60%
Maximum [Member]
Short-Term Investments (Details) [Line Items]
Investment rate of return	4.35%